Revenue information - Contract liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Revenue information
Contract liabilities - third parties	¥ 6,073	$ 838	¥ 4,706	$ 649	¥ 2,685
Contract liabilities - related parties	386,344	53,279	316,667	43,670	363,285
Non-current liabilities - third parties	12	2	70	10	317
Non-current liabilities - related parties	203,976	$ 28,130	282,080	$ 38,901	472,749
Contract liabilities, current and non-current .	¥ 596,405		¥ 603,523		¥ 839,036